CONTRACTS IN PROGRESS (Tables)	6 Months Ended
Jun. 30, 2020
Construction Contracts [Abstract]
Disclosure of contracts in progress

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Contract costs incurred to date	$23,737	$23,041
Profit recognized to date (less recognized losses)	1,501	1,843
	25,238	24,884
Less: progress billings	(26,171)	(25,782)
Contract work in progress (liability)	$(933)	$(898)
Comprising:
Amounts due from customers - work in progress	$510	$577
Amounts due to customers - creditors	(1,443)	(1,475)
Net work in progress	$(933)	$(898)